Treasury Shares - Summary of Treasury shares (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statements [Line Items]
Beginning balance		¥ 5,642,768
Exercise of share-based payment		0	¥ (2,282)		¥ (1,737)
Ending balance		5,642,768	5,642,768
Treasury shares [member]
Statements [Line Items]
Beginning balance		¥ 5,642,768	¥ 5,642,768		¥ 5,642,769
Beginning balance, Shares		56,306,309	57,186,585		57,511,787
Exercise of share-based payment			¥ 0	[1]	¥ (1)
Exercise of share-based payment, Shares	[1]	(1,450)	(880,276)		(325,202)
Ending balance		¥ 5,642,768	¥ 5,642,768		¥ 5,642,768
Ending balance, Shares		56,304,859	56,306,309		57,186,585

[1]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.